Acquisitions - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Acquisitions
Revenue contributed by business acquisition	£ 12
Adjusted operating profit contributed by business acquisition	0
Net profit contributed by business acquisition	(7)
Integration costs and amortisation of acquired intangibles	8
Net cash inflow from operating activities contributed by business acquisition	(11)
Group revenue, pro forma basis	9,592
Adjusted operating profit, pro forma basis	3,341
Net profit, pro forma basis	£ 2,064